Financial instruments - Euro forward exchange contracts (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of financial assets [line items]
Realized losses (gains) on foreign exchange hedges reclassified to revenue	$ (3,604,000)	$ 3,105,000
Euro forward exchange contracts
Disclosure of financial assets [line items]
Hedge ineffectiveness	0	0
Euro forward exchange contracts | Cash flow hedges
Disclosure of financial assets [line items]
Notional amount | €			€ 29.7	€ 12.2
Euro forward exchange contracts | Cash flow hedges | Other current assets
Disclosure of financial assets [line items]
Assets, fair value	$ 2,000,000.0
Euro forward exchange contracts | Cash flow hedges | Other current liabilities
Disclosure of financial assets [line items]
Liabilities, fair value		$ 500,000